Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Line Items]
Schedule of Movement of Allowance for Doubtful Accounts

The following table presents the movement of allowance for credit losses for the six months ended June 30, 2025 and 2026:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Balance at the beginning of the period	640,394	642,786
Provision/(reversal) of allowance for credit losses	946	(10,776)
Receivables written off for the period	(9,103)	(482)
Balance at the end of the period	632,237	631,528

Trade Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Schedule of Accounts Receivable

Accounts receivable, net consist of the following:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Accounts receivable	790,706	762,320
Less: allowance for credit losses	(642,786)	(631,528)
Accounts receivable, net	147,920	130,792